Schedule of allowance for credit losses (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Credit Loss [Abstract]
Beginning balance	$ 22,336	$ 39,383	$ 39,383
Provision for credit losses	(5,868)	$ 156,524	125,651
Write-off			(142,698)
Ending balance	$ 16,468		$ 22,336